NOTE 1: NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Note 1 Nature Of Operations And Going Concern
Working capital deficiency	$ 3,070,900	$ 5,278,030
Retained earnings	$ (9,369,941)	$ (5,580,023)